Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Related Parties Outstanding	The following balances were outstanding as of December 31, 2023, 2022 and 2021, respectively, which are at market value:
Trade account receivables from related parties	2023		2022	2021

Campalier, S.A. de C.V. (shareholder)	Ps.	104	-	-
Fundación Betterware., A.C. (affiliated)		-	61	24
		104	61	24
Trade account payables to related parties	2023		2022	2021

Campalier, S.A. de C.V. (shareholder)	Ps.	-	96,859	-

Schedule of Trading Transactions	Trading transactions
	2023			2022		2021
Revenues / expenses to Betterware with:		Lease income	Donation expenses	Lease income	Donation expenses	Lease income	Donation expenses

Fundación Betterware., A.C.	Ps.	63	5,430	63	3,350	42	920
	2023			2022
Revenues to Betterware / Expenses to Lazos with:	Services revenue		Interest expenses	Interest expenses

Campalier, S.A. de C.V.	Ps.	222	5,064	7,479